Defined benefit plans (Detail 5.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	$ 110	$ (73)
Major Defined Benefit Plans [Member]
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(4,678)	5,891
Return on plan assets excluding interest income	1,453	(4,782)
Asset ceiling effect excluding interest expense and foreign currency translation	3,336	(1,189)
Total gains / (losses) recognized in other comprehensive income, before tax	111	(80)
Major Defined Benefit Plans [Member] | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(3,495)	7,183
Major Defined Benefit Plans [Member] | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	39	118
Major Defined Benefit Plans [Member] | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	470	(800)
Major Defined Benefit Plans [Member] | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	79	4
Major Defined Benefit Plans [Member] | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(152)	16
Major Defined Benefit Plans [Member] | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(1,619)	(631)
Swiss defined benefit plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(4,446)	4,151
Return on plan assets excluding interest income	1,234	(3,248)
Asset ceiling effect excluding interest expense and foreign currency translation	3,336	(1,189)
Total gains / (losses) recognized in other comprehensive income, before tax	124	(285)
Swiss defined benefit plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(3,278)	5,414
Swiss defined benefit plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	0
Swiss defined benefit plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	479	(718)
Swiss defined benefit plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	0
Swiss defined benefit plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(162)	(33)
Swiss defined benefit plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(1,484)	(512)
UK defined benefit plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(195)	1,474
Return on plan assets excluding interest income	153	(1,312)
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	(41)	162
UK defined benefit plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(165)	1,451
UK defined benefit plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	38	123
UK defined benefit plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	0
UK defined benefit plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	79	5
UK defined benefit plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	1
UK defined benefit plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(146)	(107)
US and German defined benefit plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(37)	267
Return on plan assets excluding interest income	66	(223)
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	28	43
US and German defined benefit plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(51)	317
US and German defined benefit plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	1	(5)
US and German defined benefit plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(9)	(82)
US and German defined benefit plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	(1)
US and German defined benefit plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	10	48
US and German defined benefit plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	12	(11)
Remaining plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	$ (2)	$ 7